Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Warehouse equipment	$291	290
Financed warehouse equipment	515	256
Office furniture and equipment	324	226
Transportation equipment	1,466	1,417
Leasehold improvements	3,131	1,814
Showroom inventory	1,037	1,032
Total property and equipment	6,764	5,035
Less: accumulated depreciation	(1,689)	(450)

Property and equipment, net	$5,075	$4,585